Nature of Business and Organization - Summary of Subsidiary of Limited Liability Company or Limited Partnership (Detail)	12 Months Ended
Dec. 31, 2023
Tungray Motion Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI holding company● Incorporated on June 21, 2022
Ownership	100.00%
Tungray Electronics Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI holding company● Incorporated on June 21, 2022
Ownership	100.00%
Tungray Intelligent Technology Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI holding company● Incorporated on June 21, 2022
Ownership	100.00%
Tungray Singapore Pte. Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company Limited by Shares● Incorporated on June 21, 2007● Installation of industrial machinery and equipment, mechanical engineering works
Ownership	100.00%
Tung Resource Pte Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company Limited by Shares● Incorporated on July 9, 1996● Installation of industrial machinery and equipment, mechanical engineering works
Ownership	100.00%
Tungray Industrial Automation (Shenzhen) Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)● Incorporated on May 27, 2010● Design, development and manufacture of non- standard equipment such as automated assembly equipment, precision testing equipment, tooling fixtures, etc.
Ownership	100.00%
Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC limited liability company● Incorporated on October 25, 2021● Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment
Ownership	70.00%
Qingdao Tongri Electric Machines Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)● Incorporated on December 26, 2001● Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors
Ownership	100.00%
Qingdao Tungray Intelligent Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)● Incorporated on September 30, 2017● Design, R&D and manufacturing of induction brazing equipment, induction hardening equipment, automatic welding equipment, linear motors, DD motors
Ownership	100.00%
Tungray Technology Pte Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Singapore Company Limited by Shares● Incorporated on July 14, 2022● Installation of industrial machinery and equipment, mechanical engineering works
Ownership	100.00%
Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)● Incorporated on August 22, 2022● Research and development of intelligent robots; sales of intelligent robots; sales of intelligent storage equipment
Ownership	100.00%